CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

32.CAPITAL MANAGEMENT

(a)	Objectives

Our objectives when managing capital are to safeguard the Company’s ability to continue as a going concern to pursue the exploration, evaluation, development, and exploitation of our mineral properties and to maintain a flexible capital structure.

We manage our capital structure and adjust it considering changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the Company’s capital structure, we may issue new shares, take on additional debt or repay outstanding debt, or acquire or dispose of assets. We currently do not pay regular dividends.

Our ability to carry out our long-range strategic objectives in future periods depends on our ability to generate positive cash flows from our mining operations and to raise financing from lenders, shareholders, and new investors. We regularly review and consider financing alternatives to fund the Company’s ongoing operational, exploration and development activities.

(b)	Investment policy

Our investment policy is to invest the Company’s excess cash in low-risk financial instruments such as demand deposits and savings accounts with major Canadian banks. By using this strategy, the Company preserves its cash resources and can marginally increase these resources with low risk through the yields on these investments. Our financial instruments are exposed to certain financial risks, which include currency risk, credit risk, and liquidity risk.

(c)	Credit facility

On April 28, 2022, the Company entered into a Credit Facility which includes a $100 million term facility and a $50 million revolving facility pursuant to which we have drawn $30 million as of December 31, 2022. The agreement includes covenants customary for a facility of this nature, including compliance with customary restrictive covenants and financial covenants related to maintaining a leverage ratio at less than or equal to 3.00, an interest service coverage ratio at greater than or equal to 4, a tangible net worth greater than or equal to $151.6 million and minimum liquidity in an amount greater than or equal to $15 million. Furthermore, the Company is prohibited from declaring, paying or setting aside for payment any dividend on the Common Shares unless certain financial covenants and ratios are met. As at December 31, 2022, the Company was in compliance with all covenants.